Net interest expense (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Interest Expense
Interest cost	266	288	305
Interest capitalized to net properties	(11)	(20)	(19)
Interest expense	255	268	286
Interest income	(3)	(11)	(18)
Net interest expense	252	257	268
Net interest expense (Textual) [Abstract]
Interest on capital leases included in interest expense	19	22	27